Collateral receivables and collateral payables - Collateral payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Collateral receivables and collateral payables
Collateral payables	$ 10,941	$ 14,414
BTC
Collateral receivables and collateral payables
Collateral payables		2,289
ETH
Collateral receivables and collateral payables
Collateral payables	1,487
USDC
Collateral receivables and collateral payables
Collateral payables	7,164	$ 12,125
USDT
Collateral receivables and collateral payables
Collateral payables	$ 2,290